Subsequent Events (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based on the Company’s review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
On November 7, 2022, NorthView entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among NorthView, NV Profusa Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of NorthView (“Merger Sub”), and Profusa, Inc., a California corporation (“Profusa”). The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Profusa (the “Merger”), with Profusa surviving as a wholly-owned subsidiary of NorthView. In connection with the Merger, NorthView will change its name to “Profusa, Inc.”
The Business Combination is subject to customary closing conditions, including the satisfaction of the minimum available cash condition, the receipt of certain governmental approvals and the required approval by the stockholders of NorthView and Profusa. There is no assurance that the Business Combination will be completed.
The aggregate consideration to be received by the Profusa stockholders is based on a pre-transaction equity value of $155,000,000. The Exchange Ratio will be equal to the value of a share of Profusa Common Stock, based on an equity valuation of Profusa of $155,000,000, divided by an assumed value of NorthView Common Stock of $10.00 per share. Subject to certain future revenue and stock-price based milestones, Profusa stockholders will have the right to receive an aggregate of up to an additional 3,875,000 shares NorthView Common Stock.

Note 10 - Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the Company’s review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 21, 2022, the Company announced that its units will no longer trade, and that the Company’s common stock, rights and redeemable warrants, which together comprise the units, will commence trading separately.